Notes Payable and Convertible Debt (Tables) - AutoLotto, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable and Convertible Debt (Tables) [Line Items]
Schedule of outstanding balances of the Series A and B notes
	As of September 30, 2021	As of December 31, 2020

Total face value of series A convertible notes payable	$821,500	$821,500
Total face value of series B convertible notes payable	47,982,280	8,607,802
Total face value of secured convertible prommisory note	—	935,000
Total face value of convertible notes payable	48,803,780	10,364,302
Less: unamortized beneficial conversion feature	(7,020,725)	(1,240,716)
Less: unamortized debt discount	(1,301,674)	(230,921)
Total convertible notes payable, net	40,481,381	8,892,665
Less: current portion of convertible notes payable	(8,912,163)	(8,882,665)
Convertible notes payable, net of current portion	$31,569,218	$10,000

	As of December 31,
	2020	2019
Total face value of series A convertible notes payable	$821,500	$821,500
Total face value of series B convertible notes payable	8,607,802	2,986,439
Total face value of secured convertible promissory note	935,000	935,000
Total face value of convertible notes payable	10,364,302	4,742,939
Less: unamortized beneficial conversion feature	(1,240,716)	(494,892)
Less: unamortized debt discount	(230,921)	(149,051)
Total convertible notes payable, net	8,892,665	4,098,996
Less: current portion of convertible notes payable	(8,882,665)	—
Convertible notes payable, net of current portion	$10,000	$4,098,996

Schedule of maturities of the Series A and B notes
	Series A Amount	Series B Amount	Total Amount
Years ending December 31,
2021 (three months remaining)	821,500	9,198,547	10,020,047
2022	—	38,783,733	38,783,733
	$821,500	$47,982,280	$48,803,780

	Series A Amount	Series B Amount	Secured Amount	Total Amount
Years ending December 31,
2021	821,500	8,597,802	935,000	10,354,302
2022	—	10,000	—	10,000
	$821,500	$8,607,802	$935,000	$10,364,302